Revenue from contracts with customers	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Revenue from contracts with customers
7.	Revenue from contracts with customers

7.1	Disaggregated revenue information
Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	31.12.2017
	Yuchai	HLGE	Total
Segments	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	5,182,930	—	5,182,930
Medium-duty engines	5,620,202	—	5,620,202
Light-duty engines	2,147,728	—	2,147,728
Other products and services (i)	3,148,016	—	3,148,016
Revenue from hospitality operations	41,746	57,197	98,943

Total revenue from contracts with customers	16,140,622	57,197	16,197,819

Geographical markets
People’s Republic of China	16,073,461	17,265	16,090,726
Other countries	67,161	39,932	107,093

Total revenue from contracts with customers	16,140,622	57,197	16,197,819

Timing of revenue recognition
At a point in time	16,098,876	—	16,098,876
Over time	41,746	57,197	98,943

Total revenue from contracts with customers	16,140,622	57,197	16,197,819

		31.12.2018
		Yuchai	HLGE	Total
Segments		RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines		4,934,435	—	4,934,435
Medium-duty engines		5,537,164	—	5,537,164
Light-duty engines		2,481,554	—	2,481,554
Other products and services (i)		3,213,237	—	3,213,237
Revenue from hospitality operations		44,077	52,781	96,858

Total revenue from contracts with customers		16,210,467	52,781	16,263,248

Geographical markets
People’s Republic of China		16,119,896	—	16,119,896
Other countries		90,571	52,781	143,352

Total revenue from contracts with customers		16,210,467	52,781	16,263,248

Timing of revenue recognition
At a point in time		16,166,390	—	16,166,390
Over time		44,077	52,781	96,858

Total revenue from contracts with customers		16,210,467	52,781	16,263,248

	31.12.2019
	Yuchai	HLGE	Total	Total
Segments	RMB’000	RMB’000	RMB’000	US$’000
Type of goods or services
Heavy-duty engines	6,189,934	—	6,189,934	873,655
Medium-duty engines	5,583,982	—	5,583,982	788,130
Light-duty engines	2,429,248	—	2,429,248	342,867
Other products and services (i)	3,732,436	—	3,732,436	526,801
Revenue from hospitality operations	44,704	35,781	80,485	11,360

Total revenue from contracts with customers	17,980,304	35,781	18,016,085	2,542,813

Geographical markets
People’s Republic of China	17,913,615	—	17,913,615	2,528,350
Other countries	66,689	35,781	102,470	14,463

Total revenue from contracts with customers	17,980,304	35,781	18,016,085	2,542,813

Timing of revenue recognition
At a point in time	17,935,600	—	17,935,600	2,531,453
Over time	44,704	35,781	80,485	11,360

Total revenue from contracts with customers	17,980,304	35,781	18,016,085	2,542,813

Note:

(i)	included sales of power generator sets, engine components, service-type maintenance services and others.

7.2	Contract balances

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Trade receivables (Note 17)	408,000	738,929	104,293
Capitalized contract cost	44,434	136,457	19,260
Contract liabilities (Note 26)	340,489	436,622	61,626
Trade receivables are
non-interest
bearing and are generally on terms of 60 days.
The contract liabilities comprise short-term advance received from customers and unfulfilled maintenance service. The advance received from customers is recognized as revenue upon the delivery of goods, and the contract liability arising from unfulfilled service-type warranty is recognized upon the completion of the maintenance services. According to the business customary practice, the remaining performance obligations (unfulfilled maintenance service) at the year-end
is expected to be satisfied within
1-3
years.
The significant increase in contract liabilities in 2019 was mainly due to increase in advance payment from customers as at December 31, 2019 for future product deliveries.

(a)	Set out below is the amount of revenue recognized from:

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Amounts include in contract liabilities at the beginning of the year	55,604	72,321	10,207

(b)	Capitalized contract costs

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Capitalized contract costs relating to service fee charges on development of technology know-how
At January 1	—	44,434	6,271
Addition	44,434	93,549	13,204
Utilization	—	(1,526)	(215)

At December 31	44,434	136,457	19,260

7.3	Performance obligations
The transaction price allocated to the remaining unsatisfied performance obligations as at 31 December are, as follows:

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Within one year	138,025	127,326	17,971
More than one year	53,703	53,813	7,595
The remaining performance obligations expected to be recognized in more than one year relate to the unfulfilled maintenance service that is to be satisfied within 3 years.